LOANS - PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Loans - Property And Equipment
Interest Expense, Debt	$ 4,048	$ 3,963	$ 16,078	$ 15,986